Inventories (Tables)	12 Months Ended
Oct. 25, 2015
Inventories
Principal components of inventories

	October 25,	October 26,
(in thousands)	2015	2014

Finished products	$ 553,298	$ 604,946
Raw materials and work-in-process	239,174	274,105
Materials and supplies	200,793	175,501

Total	$ 993,265	$ 1,054,552